DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				3 Months Ended	4 Months Ended	9 Months Ended
	Dec. 09, 2021 USD ($) $ / shares shares	Dec. 09, 2021 USD ($) $ / shares shares	Dec. 06, 2021 USD ($) $ / shares M item shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) item $ / shares M shares	Sep. 30, 2022 USD ($) item shares
Subsidiary, Sale of Stock [Line Items]
Shares Issued Price Per Share | $ / shares					$ 10.10
Proceeds from issuance initial public offering					$ (207,000,000)
Aggregate number of shares of common stock into which Rights may be converted | shares				2,070,000		2,070,000
Proceeds from sale of Private Placement Units					7,960,000
Transaction Costs	$ 4,012,520	$ 4,012,520	$ 4,012,520
Underwriting fees	3,600,000	3,600,000	3,600,000
Other offering costs	412,520	412,520	412,520
Cash and Cash Equivalents, at Carrying Value			1,509,600	$ 307,310	1,361,137	$ 307,310
Cash and marketable securities held in Trust Account	209,070,000	209,070,000	$ 181,800,000	210,111,564	209,086,874	$ 210,111,564
Proceeds from Related Party Debt					$ 250
Condition for future business combination number of businesses minimum | item					1	1
Condition for future business combination number of combinations minimum | item					1	1
Payments For Investment Of Cash In Trust Account	$ 209,070,000	$ 27,270,000		66,351	$ 209,070,000	$ 66,351
Condition for future business combination use of proceeds percentage					80	80
Condition for future business combination threshold Percentage Ownership					50	50
Condition For Future Business Combination Threshold Net Tangible Assets				$ 5,000,001	$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent					20	20
Obligation to redeem public shares if entity does not complete a business combination (as a percent)					100.00%	100.00%
Months to complete acquisition | M					12
Months to complete acquisition, extension | M			18		18
Number of times to extend business acquisition | item			2		2
Length of business acquisition extension | M			3		3
Redemption period upon closure			10 days		10 days
Maximum Allowed Dissolution Expenses			$ 100,000		$ 100,000
Advance notice for acquisition extension					5 days
Price per unit cost to extend acquisition period | $ / shares					$ 0.10
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Aggregate number of shares of common stock into which Rights may be converted | shares	81,000	81,000			796,000
Price of warrant | $ / shares	$ 10.00	$ 10.00
Proceeds from issuance initial public offering and from sale of private placement units		$ 27,810,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			18,000,000
Shares Issued Price Per Share | $ / shares			$ 10.00
Proceeds from issuance initial public offering	$ 207,000,000		$ 180,000,000
Initial Public Offering | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Shares Issued Price Per Share | $ / shares	$ 10.10	$ 10.10
Aggregate number of shares of common stock into which Rights may be converted | shares					2,070,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		81,000	715,000
Shares Issued Price Per Share | $ / shares	$ 10.00	$ 10.00	$ 10.00
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Aggregate number of shares of common stock into which Rights may be converted | shares			715,000
Price of warrant | $ / shares			$ 10.00
Proceeds from sale of Private Placement Units			$ 7,150,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	20,700,000	2,700,000	2,700,000		2,700,000
Shares Issued Price Per Share | $ / shares	$ 10.00	$ 10.00
Proceeds from issuance initial public offering		$ 27,000,000
Transaction Costs	$ 540,000	$ 540,000
Payments to extend business acquisition deadline, per extension					$ 2,070,000
Total payments to extend business acquisition deadline					$ 4,140,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Aggregate number of shares of common stock into which Rights may be converted | shares	81,000	81,000
Price of warrant | $ / shares	$ 10.00	$ 10.00
Sponsor[Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued Price Per Share | $ / shares			$ 10.00		$ 10.00
Aggregate purchase price					$ 25,000
Proceeds from Related Party Debt			$ 1,800,000
Sponsor[Member] | Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			715,000
Shares Issued Price Per Share | $ / shares			$ 10.00